Deferred income (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Income
Schedule of deferred income
	2021	2020
Deferred revenue from points	25,462	19,256
Deferred annual fee	4,673	5,773
Other deferred income	522	936
Total	30,657	25,965